Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments in associates and joint ventures
Schedule of investment entities

	2020	2019
Investment in joint ventures
Equion Energía Limited	1,642,735	1,515,067
Offshore International Group	613,258	709,871
Ecodiesel Colombia S.A.	51,672	46,095
	2,307,665	2,271,033
Less impairment:
Equion Energía Limited	(314,460)	(322,388)
Offshore International Group (1)	(609,826)	(530,330)
	1,383,379	1,418,315
Investments in associates
Gases del Caribe S.A. E.S.P.	1,512,629	1,527,911
Gas Natural del Oriente S.A. E.S.P.	143,893	166,685
Gases de la Guajira S.A. E.S.P.	69,518	68,608
E2 Energía Eficiente S.A. E.S.P.	35,614	28,501
Extrucol S.A.	26,996	32,847
Sociedad Colombiana de Servicios Portuarios S.A. - Serviport S.A.	8,541	11,070
Sociedad Portuaria Olefinas y Derivados	2,599	2,205
	1,799,790	1,837,827
Less impairment: Serviport S.A.	(8,541)	(11,070)
	1,791,249	1,826,757
	3,174,628	3,245,072
(1)	The movement includes COP$2,527 related to foreign currency translation, recognized in Equity.

Schedule of movement of investments in associates and joint ventures

The following is the movement of investments in associates and joint ventures:

For the year ended December 31, 2020:

	Associates	Joint ventures	Total
Opening balance	1,826,757	1,418,315	3,245,072
Effects of equity method through:
Profit or loss	114,779	(38,443)	76,336
Other comprehensive income	(2,923)	—	(2,923)
Dividends declared (1)	(148,665)	(9,017)	(157,682)
Impairment reversal (loss) (Note 18)	2,529	(69,041)	(66,512)
Foreign currency translation	(1,228)	81,565	80,337
Closing balance	1,791,249	1,383,379	3,174,628

(1)During 2020, the Group received dividends of COP$157,241 (2019 - COP$189,169) from its investments.

For the year ended December 31, 2019:

	Associates	Joint ventures	Total
Opening balance	244,662	1,599,674	1,844,336
Effects of equity method through:
Profit or loss	109,538	257,366	366,904
Other comprehensive income	(174,991)	4,531	(170,460)
Dividends declared	(75,674)	(4,192)	(79,866)
Impairment reversal (loss) (Note 18)	142	(318,962)	(318,820)
Foreign currency translation and other movements (1)	1,723,080	(120,102)	1,602,978
Closing balance	1,826,757	1,418,315	3,245,072
(1)

Invercolsa S.A. became a subsidiary as of November 29, 2019, thus the direct investments of Invercolsa in Gases del Caribe S.A. E.S.P., Gas Natural del Oriente S.A. E.S.P., Gases de la Guajira S.A. E.S.P., Extrucol S.A., E2 Energía Eficiente S.A. E.S.P., became direct investments of the Group as of the consolidation.

For the year ended December 31, 2018:

	Associates	Joint ventures	Total
Opening balance	225,178	1,105,282	1,330,460
Effects of equity method through:
Profit or loss	105,908	59,928	165,836
Other comprehensive income	1,731	135,831	137,562
Dividends declared	(86,847)	(3,503)	(90,350)
Impairment (loss) reversal (Note 18)	(1,308)	302,136	300,828
Closing balance	244,662	1,599,674	1,844,336

Schedule of breakdown of assets, liabilities and results of two investements

The following is the breakdown of assets, liabilities and results of the two main investments in associates and joint ventures, Equion Energía Limited and the Offshore International Group, as of December 31, 2020 and 2019:

	2020		2019
		Offshore		Offshore
	Equion Energía	International	Equion Energía	International
	Limited	Group	Limited	Group
Statement of financial position
Current assets	2,616,813	266,240	2,530,453	284,591
Non–current assets	13,538	1,302,555	95,384	1,481,680
Total assets	2,630,351	1,568,795	2,625,837	1,766,271
Current liabilities	81,259	154,086	315,002	310,561
Non–current liabilities	49,773	871,089	76,768	718,863
Total liabilities	131,032	1,025,175	391,770	1,029,424
Equity	2,499,319	543,620	2,234,067	736,847
Other complementary information
Cash and cash equivalents	36,601	110,622	188,820	48,752

	2020		2019		2018
	Equion	Offshore	Equion	Offshore	Equion	Offshore
	Energía	International	Energía	International	Energía	International
	Limited	Group	Limited	Group	Limited	Group
Statement of profit or loss
Sales revenue	257,066	325,812	1,285,891	529,167	1,490,177	653,054
Costs	(127,672)	(364,750)	(671,179)	(690,484)	(755,656)	(585,192)
Other operating income (expenses), net	60,852	(234,597)	(624)	(64,115)	29,136	(353,010)
Financial (expenses) income	(1,090)	(24,034)	(3,660)	(31,288)	(3,659)	(21,227)
Income tax	(45,137)	59,818	(214,048)	208,473	(338,487)	(16,594)
Financial year results	144,019	(237,751)	396,380	(48,247)	421,511	(322,969)
Other comprehensive results	1,223,990	—	1,102,757	—	1,095,090	—
Other complementary information
Depreciation and amortization	41,536	205,243	404,482	226,654	511,615	243,601

Schedule of reconciliation of equity of the significant investments and carrying amount of investments

This is a reconciliation of equity of the significant investments and the carrying amount of investments as of December 31:

	2020		2019
	Equion	Offshore	Equion	Offshore
	Energía	International	Energía	International
	Limited	Group	Limited	Group
Equity of the joint venture	2,499,319	543,620	2,234,067	736,847
% of Ecopetrol’s ownership	51%	50%	51%	50%
Ecopetrol’s ownership	1,274,654	271,811	1,139,374	368,424
Additional value of the investment	375,693	341,447	375,693	341,447
Impairment	(314,460)	(609,826)	(322,388)	(530,330)
Unrealized gain	(7,612)	—	—	—
Carrying amount of the investment	1,328,275	3,432	1,192,679	179,541